Summary of Significant Accounting Policies - Summary of Restatement of Financial Statements (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized Gain (Loss) on Derivatives	$ 1,730	$ 178	$ 84	$ (1,069)
Changes in operating assets and liabilities:
Other receivables, prepaid expenses, and other current assets	(4,398)	(430)	(3,768)	(3,702)
Accounts payable and accrued liabilities	5,537	7,976	13,535	(2,060)
Net cash provided by operating activities	45,677	22,603	58,873	43,789
Cash flows from investing activities:
Purchase of property and equipment	(23,453)	(18,815)	(28,883)	(20,045)
Net cash used in investing activities	$ (23,453)	$ (18,815)	(28,883)	(20,045)
Previously Reported [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized Gain (Loss) on Derivatives
Changes in operating assets and liabilities:
Other receivables, prepaid expenses, and other current assets			(3,684)	(4,771)
Accounts payable and accrued liabilities			5,468	(645)
Net cash provided by operating activities			50,806	45,204
Cash flows from investing activities:
Purchase of property and equipment			(20,816)	(21,460)
Net cash used in investing activities			(20,816)	(21,460)
Adjustment [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized Gain (Loss) on Derivatives			84	(1,069)
Changes in operating assets and liabilities:
Other receivables, prepaid expenses, and other current assets			(84)	1,069
Accounts payable and accrued liabilities			8,067	(1,415)
Net cash provided by operating activities			8,067	(1,415)
Cash flows from investing activities:
Purchase of property and equipment			(8,067)	1,415
Net cash used in investing activities			$ (8,067)	$ 1,415